Dividends	12 Months Ended
Dec. 31, 2021
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Dividends declared were as follows:

	2021				2020
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$423,023		$0.6669		$344,382		$0.6063
Preferred shares, Series A	C$	6,194	C$	1.2905	C$	6,194	C$	1.2905
Preferred shares, Series D	C$	5,091	C$	1.2728	C$	5,091	C$	1.2728